SEGMENT INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross profit	$ 681	$ 553	$ 410
Other operating income	131	105	51
Other operating expenses	(46)	(58)	(36)
Share of profit from associates and joint ventures	105	117	85
Operating income (loss)	631	579	243
Financial income	5	10	9
Other financial results	166	(14)	84
Financial results, net	(50)	(189)	(84)
Profit (loss) before income tax	581	390	159
Profit (loss) of the year	457	238	(468)
Total profit (loss) of the year attributable to:
Owners of the company	456	273	(367)
Non-controlling interest	1	(35)	(101)
Profit (loss) of the year from continuing operations	457	313	124
Loss of the year from discontinued operations		(75)	(592)
Generation [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	663	656	559
Revenue - foreign market
Intersegment revenue
Cost of sales	(370)	(355)	(254)
Gross profit	293	301	305
Selling expenses	(3)	(2)	(2)
Administrative expenses	(39)	(31)	(30)
Other operating income	25	42	35
Other operating expenses	(5)	(5)	(6)
Impairment of property, plant and equipment, intangible assets and inventories
Impairment of financial assets
Share of profit from associates and joint ventures	65	47	67
Operating income (loss)	336	350	241
Financial income	1	4	3
Financial costs	(82)	(46)	(73)
Other financial results	72	(14)	1
Financial results, net	(9)	(56)	(69)
Profit (loss) before income tax	327	294	172
Income tax	(73)	(75)	(33)
Profit (loss) of the year	254	219	139
Depreciation and amortization	82	88	95
Total profit (loss) of the year attributable to:
Owners of the company	253	218	147
Non-controlling interest	1	1	(8)
Assets	2,464	1,670	1,595
Liabilities	979	525	707
Net book values of property, plant and equipment	1,299	969	1,015
Increases in property, plant and equipment and right-of-use assets	115	39	61
Impairment of property, plant and equipment, intangible assets and inventories		(2)	(128)
Profit (loss) of the year from continuing operations		219	139
Loss of the year from discontinued operations
Oil And Gas Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	370	282	199
Revenue - foreign market	159	58	28
Intersegment revenue	117	113	67
Cost of sales	(359)	(289)	(243)
Gross profit	287	164	51
Selling expenses	(36)	(18)	(15)
Administrative expenses	(60)	(46)	(42)
Other operating income	61	58	9
Other operating expenses	(26)	(28)	(17)
Impairment of property, plant and equipment, intangible assets and inventories	(30)
Impairment of financial assets	(2)		(13)
Share of profit from associates and joint ventures
Operating income (loss)	194	130	(27)
Financial income	2	3	7
Financial costs	(107)	(103)	(100)
Other financial results	(28)	(16)	44
Financial results, net	(133)	(116)	(49)
Profit (loss) before income tax	61	14	(76)
Income tax	(16)	8	23
Profit (loss) of the year	45	22	(53)
Depreciation and amortization	125	114	108
Total profit (loss) of the year attributable to:
Owners of the company	45	22	(53)
Non-controlling interest
Assets	1,234	1,157	1,085
Liabilities	1,248	1,324	1,174
Net book values of property, plant and equipment	807	636	543
Increases in property, plant and equipment and right-of-use assets	324	213	41
Impairment of property, plant and equipment, intangible assets and inventories
Profit (loss) of the year from continuing operations		22	(53)
Loss of the year from discontinued operations
Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	425	310	178
Revenue - foreign market	192	180	89
Intersegment revenue
Cost of sales	(536)	(424)	(233)
Gross profit	81	66	34
Selling expenses	(17)	(13)	(9)
Administrative expenses	(5)	(4)	(3)
Other operating income	1	1
Other operating expenses	(6)	(3)	(6)
Impairment of property, plant and equipment, intangible assets and inventories	(2)
Impairment of financial assets			1
Share of profit from associates and joint ventures
Operating income (loss)	52	45	6
Financial income
Financial costs	(3)	(3)	(3)
Other financial results	6	(2)	5
Financial results, net	3	(5)	2
Profit (loss) before income tax	55	40	8
Income tax	(15)	(12)	(2)
Profit (loss) of the year	40	28	6
Depreciation and amortization	5	3	2
Total profit (loss) of the year attributable to:
Owners of the company	40	28	6
Non-controlling interest
Assets	177	176	107
Liabilities	147	166	126
Net book values of property, plant and equipment	24	22	19
Increases in property, plant and equipment and right-of-use assets	7	6	3
Impairment of property, plant and equipment, intangible assets and inventories		(2)	(11)
Profit (loss) of the year from continuing operations		28	6
Loss of the year from discontinued operations
Holding And Others [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	20	22	20
Revenue - foreign market
Intersegment revenue
Cost of sales
Gross profit	20	22	20
Selling expenses
Administrative expenses	(34)	(18)	(18)
Other operating income	44	4	7
Other operating expenses	(9)	(22)	(7)
Impairment of property, plant and equipment, intangible assets and inventories	(6)
Impairment of financial assets	(6)	(2)	3
Share of profit from associates and joint ventures	40	70	18
Operating income (loss)	49	54	23
Financial income	9	4	1
Financial costs	(36)	(34)	(3)
Other financial results	116	18	34
Financial results, net	89	(12)	32
Profit (loss) before income tax	138	42	55
Income tax	(20)	2	(23)
Profit (loss) of the year	118	44	32
Depreciation and amortization
Total profit (loss) of the year attributable to:
Owners of the company	118	44	32
Non-controlling interest
Assets	1,029	1,067	832
Liabilities	245	264	178
Net book values of property, plant and equipment	34	32	33
Increases in property, plant and equipment and right-of-use assets	36	6	2
Impairment of property, plant and equipment, intangible assets and inventories
Profit (loss) of the year from continuing operations		44	32
Loss of the year from discontinued operations
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market
Revenue - foreign market
Intersegment revenue	(117)	(113)	(67)
Cost of sales	117	113	67
Gross profit
Selling expenses
Administrative expenses
Other operating income
Other operating expenses
Impairment of property, plant and equipment, intangible assets and inventories
Impairment of financial assets
Share of profit from associates and joint ventures
Operating income (loss)
Financial income	(7)	(1)	(2)
Financial costs	7	1	2
Other financial results
Financial results, net
Profit (loss) before income tax
Income tax
Profit (loss) of the year
Depreciation and amortization
Total profit (loss) of the year attributable to:
Owners of the company
Non-controlling interest
Assets	(162)	(209)	(85)
Liabilities	(161)	(209)	(85)
Net book values of property, plant and equipment
Increases in property, plant and equipment and right-of-use assets
Impairment of property, plant and equipment, intangible assets and inventories
Profit (loss) of the year from continuing operations
Loss of the year from discontinued operations
Consolidateds [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	1,478	1,270	956
Revenue - foreign market	351	238	117
Intersegment revenue
Cost of sales	(1,148)	(955)	(663)
Gross profit	681	553	410
Selling expenses	(56)	(33)	(26)
Administrative expenses	(138)	(99)	(93)
Other operating income	131	105	51
Other operating expenses	(46)	(58)	(36)
Impairment of property, plant and equipment, intangible assets and inventories	(38)
Impairment of financial assets	(8)	(2)	(9)
Share of profit from associates and joint ventures	105	117	85
Operating income (loss)	631	579	243
Financial income	5	10	9
Financial costs	(221)	(185)	(177)
Other financial results	166	(14)	84
Financial results, net	(50)	(189)	(84)
Profit (loss) before income tax	581	390	159
Income tax	(124)	(77)	(35)
Profit (loss) of the year	457	238	(468)
Depreciation and amortization	212	205	286
Total profit (loss) of the year attributable to:
Owners of the company	456	273	(367)
Non-controlling interest	1	(35)	(101)
Assets	4,742	3,861	4,890
Liabilities	2,458	2,070	3,121
Net book values of property, plant and equipment	2,164	1,659	1,610
Increases in property, plant and equipment and right-of-use assets	$ 482	264	242
Impairment of property, plant and equipment, intangible assets and inventories		(4)	(139)
Profit (loss) of the year from continuing operations		313	124
Loss of the year from discontinued operations		(75)	(592)
Distribution Of Energy [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market
Revenue - foreign market
Intersegment revenue
Cost of sales
Gross profit
Selling expenses
Administrative expenses
Other operating income
Other operating expenses
Impairment of financial assets
Share of profit from associates and joint ventures
Operating income (loss)
Financial income
Financial costs
Other financial results
Financial results, net
Profit (loss) before income tax
Income tax
Profit (loss) of the year		(75)	(592)
Depreciation and amortization			81
Total profit (loss) of the year attributable to:
Owners of the company		(39)	(499)
Non-controlling interest		(36)	(93)
Assets			1,356
Liabilities			1,021
Net book values of property, plant and equipment
Increases in property, plant and equipment and right-of-use assets			135
Impairment of property, plant and equipment, intangible assets and inventories
Profit (loss) of the year from continuing operations
Loss of the year from discontinued operations		$ (75)	$ (592)